COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF OPERATING LEASE EXPENSE

In accordance with ASC 842, the components of lease expense were as follows:

	March 31,
For the three months ended	2025	2024
Operating lease expense	$379,883	$245,587
Total lease expense	$379,883	$245,587

In accordance with ASC 842, the components of lease expense were as follows:

	December 31,
For the years ended	2024	2023
Operating lease expense	$1,274,090	$978,504
Total lease expense	$1,274,090	$978,504

SCHEDULE OF OTHER INFORMATION RELATED TO OPERATING LEASES

In accordance with ASC 842, other information related to leases was as follows:

For the three months ended	2025	2024
Operating cash flows from operating leases	$320,645	$221,460
Cash paid for amounts included in the measurement of lease liabilities	$320,645	$221,460

Weighted-average remaining lease term—operating leases		6.3 Years
Weighted-average discount rate—operating leases		7%

In accordance with ASC 842, other information related to leases was as follows:

	December 31,
For the years ended	2024	2023
Operating cash flows from operating leases	$1,109,475	$826,307
Cash paid for amounts included in the measurement of lease liabilities	$1,109,475	$826,307

Weighted-average remaining lease term—operating leases		6.6 Years
Weighted-average discount rate—operating leases		7%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Operating
Year ending:	Lease
2025 (remaining nine months)	$1,027,605
2026	1,367,546
2027	1,338,677
2028	1,287,339
2029	1,083,410
Thereafter	3,134,813
Total undiscounted cash flows	$9,239,390

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	6.3 Years
Weighted-average discount rate	7%
Present values	$7,813,692

Lease liabilities—current	1,061,224
Lease liabilities—long-term	6,752,468
Lease liabilities—total	$7,813,692

Difference between undiscounted and discounted cash flows	$1,425,698

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Operating
Year ending:	Lease
2025	$1,425,588
2026	1,444,372
2027	1,417,804
2028	1,368,842
2029	1,167,352
Thereafter	3,310,319
Total undiscounted cash flows	$10,134,277

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	6.6 Years
Weighted-average discount rate	7%
Present values	$8,299,887

Lease liabilities—current	975,210
Lease liabilities—long-term	7,324,677
Lease liabilities—total	$8,299,887

Difference between undiscounted and discounted cash flows	$1,834,390